Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Intangible Assets [Abstract]
Property rights		$ 38,032
Total Intangible assets	$ 592,604	38,032
Less: Accumulated Amortization	(32,479)	(1,648)
Intangible assets, net	$ 560,125	$ 36,384